ACQUISITIONS (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts payable	$ 68,025	$ 5,342,431	$ 3,313,649
The Fitness Container, LLC
Note payable	374,018	374,018
Credit cards assumed	48,452	48,452
Preferred shares of TPT Strategic	(3,206)	(3,206)
Consideration given at fair value	425,676	425,676
Working capital	143,122	143,122
Property and equipment	2,170	2,170
Other assets	9,205	9,205
Note receivable - related party	271,179	271,179
Assets acquired at fair value	425,676	$ 425,676
Agreement and Plan of Merger
Accounts payable	68,025
Assets acquired at fair value	68,025
Prepaid expenses	4,250
Additional paids in capital	$ 63,775